Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Entity Central Index Key	0000027574
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000006333 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value® Fund(formerly, Delaware Value® Fund)
Class Name	Class A
Trading Symbol	DDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Value® Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Value® Fund (Class A) returned 20.77% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 34.40%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 29.56%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Strong stock selection in addition to an underweight allocation in the materials sector contributed to performance over the reporting period.
The Fund’s underweight allocation in the energy sector compared to its narrowly based index also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the 12-month reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the Fund’s narrowly based index in the food products and consumer staples distribution & retail industries.
Holdings in the industrials sector underperformed the sector more broadly, especially those with defense industry exposure, which tend to have lower economic sensitivity.
Stock selection in the healthcare sector was weak as holdings in the healthcare equipment & supplies and pharmaceutical industries lagged the stronger returns of those in the Fund’s narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Value® Fund (Class A) – including sales charge	13.84%	6.08%	6.94%
Macquarie Value® Fund (Class A) – excluding sales charge	20.77%	7.34%	7.58%
Russell 1000 Index	34.40%	15.58%	13.16%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,369,288,370
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 20,821,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$3,369,288,370
Total number of portfolio holdings	33
Total advisory fees paid	$20,821,474
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	20.34%
Information Technology	19.09%
Healthcare	15.27%
Industrials	13.30%
Consumer Discretionary	7.25%
Communication Services	5.63%
Energy	5.28%
Real Estate	3.48%
Materials	3.38%
Consumer Staples	3.37%
Utilities	3.32%

Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006335 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value® Fund(formerly, Delaware Value® Fund)
Class Name	Class C
Trading Symbol	DDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Value® Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.73%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Value® Fund (Class C) returned 19.96% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 34.40%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 29.56%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Strong stock selection in addition to an underweight allocation in the materials sector contributed to performance over the reporting period.
The Fund’s underweight allocation in the energy sector compared to its narrowly based index also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the 12-month reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the Fund’s narrowly based index in the food products and consumer staples distribution & retail industries.
Holdings in the industrials sector underperformed the sector more broadly, especially those with defense industry exposure, which tend to have lower economic sensitivity.
Stock selection in the healthcare sector was weak as holdings in the healthcare equipment & supplies and pharmaceutical industries lagged the stronger returns of those in the Fund’s narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Value® Fund (Class C) – including sales charge	18.96%	6.53%	6.77%
Macquarie Value® Fund (Class C) – excluding sales charge	19.96%	6.53%	6.77%
Russell 1000 Index	34.40%	15.58%	13.16%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,369,288,370
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 20,821,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$3,369,288,370
Total number of portfolio holdings	33
Total advisory fees paid	$20,821,474
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	20.34%
Information Technology	19.09%
Healthcare	15.27%
Industrials	13.30%
Consumer Discretionary	7.25%
Communication Services	5.63%
Energy	5.28%
Real Estate	3.48%
Materials	3.38%
Consumer Staples	3.37%
Utilities	3.32%

Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000031061 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value® Fund(formerly, Delaware Value® Fund)
Class Name	Class R
Trading Symbol	DDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Value® Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.23%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Value® Fund (Class R) returned 20.46% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 34.40%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 29.56%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Strong stock selection in addition to an underweight allocation in the materials sector contributed to performance over the reporting period.
The Fund’s underweight allocation in the energy sector compared to its narrowly based index also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the 12-month reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the Fund’s narrowly based index in the food products and consumer staples distribution & retail industries.
Holdings in the industrials sector underperformed the sector more broadly, especially those with defense industry exposure, which tend to have lower economic sensitivity.
Stock selection in the healthcare sector was weak as holdings in the healthcare equipment & supplies and pharmaceutical industries lagged the stronger returns of those in the Fund’s narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Value® Fund (Class R) – including sales charge	20.46%	7.07%	7.30%
Macquarie Value® Fund (Class R) – excluding sales charge	20.46%	7.07%	7.30%
Russell 1000 Index	34.40%	15.58%	13.16%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,369,288,370
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 20,821,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$3,369,288,370
Total number of portfolio holdings	33
Total advisory fees paid	$20,821,474
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	20.34%
Information Technology	19.09%
Healthcare	15.27%
Industrials	13.30%
Consumer Discretionary	7.25%
Communication Services	5.63%
Energy	5.28%
Real Estate	3.48%
Materials	3.38%
Consumer Staples	3.37%
Utilities	3.32%

Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006336 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value® Fund(formerly, Delaware Value® Fund)
Class Name	Institutional Class
Trading Symbol	DDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Value® Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Value® Fund (Institutional Class) returned 21.14% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 34.40%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 29.56%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Strong stock selection in addition to an underweight allocation in the materials sector contributed to performance over the reporting period.
The Fund’s underweight allocation in the energy sector compared to its narrowly based index also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the 12-month reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the Fund’s narrowly based index in the food products and consumer staples distribution & retail industries.
Holdings in the industrials sector underperformed the sector more broadly, especially those with defense industry exposure, which tend to have lower economic sensitivity.
Stock selection in the healthcare sector was weak as holdings in the healthcare equipment & supplies and pharmaceutical industries lagged the stronger returns of those in the Fund’s narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Value® Fund (Institutional Class) – including sales charge	21.14%	7.61%	7.85%
Macquarie Value® Fund (Institutional Class) – excluding sales charge	21.14%	7.61%	7.85%
Russell 1000 Index	34.40%	15.58%	13.16%
Russell 1000 Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,369,288,370
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 20,821,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$3,369,288,370
Total number of portfolio holdings	33
Total advisory fees paid	$20,821,474
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	20.34%
Information Technology	19.09%
Healthcare	15.27%
Industrials	13.30%
Consumer Discretionary	7.25%
Communication Services	5.63%
Energy	5.28%
Real Estate	3.48%
Materials	3.38%
Consumer Staples	3.37%
Utilities	3.32%

Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000171459 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value® Fund(formerly, Delaware Value® Fund)
Class Name	Class R6
Trading Symbol	DDZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Value® Fund (Fund) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Value® Fund (Class R6) returned 21.22% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 34.40%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 29.56%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Strong stock selection in addition to an underweight allocation in the materials sector contributed to performance over the reporting period.
The Fund’s underweight allocation in the energy sector compared to its narrowly based index also contributed to performance over the reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Fund’s performance over the 12-month reporting period.
In the consumer staples sector, the Fund’s holdings underperformed those in the Fund’s narrowly based index in the food products and consumer staples distribution & retail industries.
Holdings in the industrials sector underperformed the sector more broadly, especially those with defense industry exposure, which tend to have lower economic sensitivity.
Stock selection in the healthcare sector was weak as holdings in the healthcare equipment & supplies and pharmaceutical industries lagged the stronger returns of those in the Fund’s narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Value® Fund (Class R6) – including sales charge	21.22%	7.71%	8.60%
Macquarie Value® Fund (Class R6) – excluding sales charge	21.22%	7.71%	8.60%
Russell 1000 Index	34.40%	15.58%	15.07%
Russell 1000 Value Index	29.56%	10.84%	10.80%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,369,288,370
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 20,821,474
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of November 30, 2024)
Fund net assets	$3,369,288,370
Total number of portfolio holdings	33
Total advisory fees paid	$20,821,474
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	20.34%
Information Technology	19.09%
Healthcare	15.27%
Industrials	13.30%
Consumer Discretionary	7.25%
Communication Services	5.63%
Energy	5.28%
Real Estate	3.48%
Materials	3.38%
Consumer Staples	3.37%
Utilities	3.32%

Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.03%
Travelers	4.01%
Oracle	3.98%
US Bancorp	3.94%
Motorola Solutions	3.93%
Allstate	3.86%
Honeywell International	3.67%
Dover	3.65%
Teledyne Technologies	3.62%
Lowe's	3.61%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, Delaware Value® Fund will be renamed Macquarie Value® Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature